Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 18, 2014
Closing Date:		May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$42,843,946.24	0.4247863	$30,118,887.60	0.2986207	$12,725,058.63
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$132,313,946.24	0.0998347	$119,588,887.60	0.0902333	$12,725,058.63

Weighted Avg. Coupon (WAC)	3.38%		3.41%
Weighted Avg. Remaining Maturity (WARM)	18.95		18.19
Pool Receivables Balance	$154,286,925.96		$141,337,527.56
Remaining Number of Receivables	28,576		27,709

Adjusted Pool Balance	$152,344,146.61		$139,619,087.98

III. COLLECTIONS

Principal:
Principal Collections	$12,626,133.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$317,576.44
Total Principal Collections	$12,943,709.80

Interest:
Interest Collections	$443,904.42
Late Fees & Other Charges	$49,815.87
Interest on Repurchase Principal	$-
Total Interest Collections	$493,720.29

Collection Account Interest	$10,887.36
Reserve Account Interest	$3,388.76
Servicer Advances	$-

Total Collections	$13,451,706.21

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$13,451,706.21
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,451,706.21

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$128,572.44	$-	$128,572.44	$128,572.44
Collection Account Interest					$10,887.36
Late Fees & Other Charges					$49,815.87
Total due to Servicer					$189,275.67

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$52,126.80		$52,126.80

Total Class A interest:		$52,126.80		$52,126.80	$52,126.80

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$13,051,305.74

9. Regular Principal Distribution Amount:					$12,725,058.63

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,725,058.63
Class A Notes Total:		$12,725,058.63		$12,725,058.63
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$12,725,058.63		$12,725,058.63

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					326,247.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,942,779.35
Beginning Period Amount	$1,942,779.35
Current Period Amortization	$224,339.77
Ending Period Required Amount	$1,718,439.58
Ending Period Amount	$1,718,439.58
Next Distribution Date Required Amount	$1,510,747.81

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	13.15%	14.35%	14.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.03%	27,164	96.48%	$136,357,868.59
30 - 60 Days	1.48%	409	2.56%	$3,612,555.83
61 - 90 Days	0.40%	112	0.78%	$1,096,859.57
91-120 Days	0.09%	24	0.19%	$270,243.57
121 + Days	0.00%	0	0.00%	$-
Total		27,709		$141,337,527.56

Delinquent Receivables 30+ Days Past Due
Current Period	1.97%	545	3.52%	$4,979,658.97
1st Preceding Collection Period	1.97%	564	3.46%	$5,330,720.23
2nd Preceding Collection Period	1.91%	562	3.25%	$5,452,029.16
3rd Preceding Collection Period	1.89%	574	3.14%	$5,704,898.09
Four-Month Average	1.94%		3.34%

Repossession in Current Period		24		$135,864.41
Repossession Inventory		70		$65,991.63

Current Charge-Offs
Gross Principal of Charge-Offs				$323,265.04
Recoveries				$(317,576.44)
Net Loss				$5,688.60

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.04%

Average Pool Balance for Current Period				$147,812,226.76

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.05%
1st Preceding Collection Period				1.42%
2nd Preceding Collection Period				0.96%
3rd Preceding Collection Period				0.42%
Four-Month Average				0.71%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		33	2,982	$43,361,894.36
Recoveries		42	2,694	$(24,832,677.12)
Net Loss				$18,529,217.24
Cumulative Net Loss as a % of Initial Pool Balance				1.36%

Net Loss for Receivables that have experienced a Net Loss *		19	2,443	$18,635,946.11
Average Net Loss for Receivables that have experienced a Net Loss				$7,628.30

Principal Balance of Extensions				$810,418.68
Number of Extensions				91

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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